Income tax and deferred taxes (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense
Current income tax expense	$ (97,374)	$ (116,483)	$ (207,959)
Adjustments to prior year current income tax	(1,901)	12,222	1,577
Current income tax expense, net, total	(99,275)	(104,261)	(206,382)
Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	26,219	2,551	26,434
Tax adjustments related to the creation and reversal of temporary differences from the previous year	2,877	8,309	973
Deferred tax expense, net, total	29,096	(5,758)	27,407
Tax expense (benefit)	$ (70,179)	$ (110,019)	$ (178,975)